Intangible Assets (Details Narrative) (10-K) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020	Dec. 31, 2020	Dec. 31, 2019
Goodwill and Intangible Assets Disclosure [Abstract]
Patent estimated useful life	20 years		20 years
Amortization method	Straight-line basis		Straight-line basis
Amortization expense	$ 307	$ 307	$ 1,228	$ 1,228